Leases (Future Minimum Lease Payments) (Detail) $ in Thousands	12 Months Ended
	Jun. 28, 2017 USD ($)
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest	7.00%
Capital Leases, 2018	$ 11,823
Capital Leases, 2019	7,636
Capital Leases, 2020	7,164
Capital Leases, 2021	4,820
Capital Leases, 2022	3,902
Capital Leases, Thereafter	24,074
Capital Leases, Total minimum lease payments	59,419	[1]
Imputed interest (average rate of 7%)	(14,002)
Present value of minimum lease payments	45,417
Less current installments	(9,649)
Capital Leases, Net minimum payments	35,768
Operating Leases, 2018	122,598
Operating Leases, 2019	110,238
Operating Leases, 2020	97,645
Operating Leases, 2021	82,707
Operating Leases, 2022	63,584
Operating Leases, Thereafter	130,083
Operating Leases, Total minimum lease payments	606,855	[1]
Capital Leases, Minimum sublease rentals	25,000
Operating Leases, Minimum sublease rentals	$ 40,800

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $25.0 million and $40.8 million for capital and operating subleases, respectively.